Segment Information	6 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 9 – SEGMENT INFORMATION

The Company follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”), Mr. Wai Yiu Yau, to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

The CODM reviews the Company’s operating results on a consolidated basis, focusing primarily on measures of revenue, operating income, and net income as presented in the accompanying condensed consolidated financial statements. The CODM uses these measures to evaluate the Company’s overall performance and to make operating and strategic decisions. Based on the management’s assessment, the Company determined that it has only one operating segment which is the provision of forwarding services and therefore one reportable segment as defined by ASC 280.

Since the Company operates in only one reportable segment, all financial information required by ASC 280 is presented in the unaudited condensed consolidated financial statements. For the six months ended March 31, 2025 and 2026, revenue and assets within Hong Kong contributed over 90% of the Company’s total revenue and long-lived assets. The single segment represents the Company’s core business of providing (i) integrated cross-border logistics services; and (ii) air freight forwarding services.

The Company operates as one operating and reportable segment, and as such the significant expenses regularly provided to the CODM are those presented on the statements of operations. These significant segment expenses include general and administrative expenses.

Revenue is attributed to geographic areas based on the location of the customer’s place of delivery, as regularly reviewed by the CODM for the six months ended March 31, 2025 and 2026 are as follows:

	For the six months ended March 31,
	2025		2026
Australia	$11,449,918	83.4%	$12,676,978	88.8%
New Zealand	1,301,929	9.5%	828,131	2.3%
Hong Kong	971,631	7.1%	1,313,350	8.9%
Total revenue	$13,723,478	100.0%	$14,818,459	100.0%